Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	£ (3,568)	£ (3,061)
Adjustments for:
Depreciation of property, plant and equipment	72	96
Depreciation of right of use asset	70	86
Amortisation of intangible fixed asset	1
Loss on disposal of fixed assets		2
Finance income	(410)	(404)
Finance expense	22	24
Share-based payment expense	15	100
Taxation	(288)	(337)
Cash flows from operating activities before changes in working capital	(4,086)	(3,494)
Decrease/(increase) in trade and other receivables	103	(224)
Increase in trade and other payables	309	187
Decrease in provisions	(207)	(8)
Cash used in operations	(3,881)	(3,539)
Taxes payments
Net cash used in operating activities	(3,881)	(3,539)
Investing activities
Purchases of property, plant and equipment	(4)	(33)
Proceeds from disposal of fixed assets		9
Interest received	24	7
Net cash generated from/(used in) investing activities	20	(17)
Financing activities
Interest paid	(7)	(5)
Amounts paid on lease liabilities	(95)	(73)
Share issues including warrants, net of costs	6,354
Net cash generated from/(used in) financing activities	6,252	(78)
Net increase/(decrease) in cash and cash equivalents	2,391	(3,634)
Cash and cash equivalents at beginning of period	2,836	10,057
Exchange (losses)/gains on cash and cash equivalents
Cash and cash equivalents at end of period	£ 5,227	£ 6,423